ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ACCRUALS AND OTHER CURRENT LIABILITIES
Professional service fees	$ 968,687	$ 924,349
Payroll and related liabilities	865,099	1,251,040
Other taxes and surcharge	583,199	588,309
Others	163,719	27,096
Accruals and other current liabilities	$ 2,580,704	$ 2,790,794